Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits (Details) [Line Items]
Deferred contingent consideration percentage	39.00%
Short term amount	$ 1,120
Long term amount	274
Qualifying insurance policies	12,913	$ 11,671
Increase defined benefit obligation	$ 2,022
Description of defined benefit plan	The Group expects $540 in contributions to be paid to the funded defined benefit plan in 2023.
Weighted-average benefit	13 years 7 months 6 days	15 years 10 months 24 days
Active Benefit Liability [Member]
Employee Benefits (Details) [Line Items]
Percentage of benefit liability	95.00%	94.00%
Pensioners Benefit Liability [Member]
Employee Benefits (Details) [Line Items]
Percentage of benefit liability	5.00%	6.00%